Commitments - Aggregate minimum lease payments (Details) - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Operating leases arrangement by lessee
Lease commitments for short-term and low value leases	£ 228
Minimum lease payments payable under non-cancellable operating lease		£ 8,087
Less than 1 year
Operating leases arrangement by lessee
Lease commitments for short-term and low value leases	88
Minimum lease payments payable under non-cancellable operating lease		1,956
Later than 1 year and no later than 5 years
Operating leases arrangement by lessee
Lease commitments for short-term and low value leases	£ 140
Minimum lease payments payable under non-cancellable operating lease		2,346
Over 5 years
Operating leases arrangement by lessee
Minimum lease payments payable under non-cancellable operating lease		£ 3,785